Document And Entity Information	Mar. 01, 2021
Cover [Abstract]
Entity Registrant Name	APPLE HOSPITALITY REIT, INC.
Trading Symbol	APLE
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Apple Hospitality REIT, Inc. (the “Company”), on March 2, 2021 (the “Original Form 8-K”), is being filed solely to update certain missing section titles in the Company’s Third Amendment to the Credit Agreement that was attached as Exhibit 10.1 thereto. The corrected Exhibit 10.1 is attached hereto and supersedes in its entirety Exhibit 10.1 to the Original Form 8-K. In all other respects, the Original Form 8-K is unchanged.
Entity Central Index Key	0001418121
Document Period End Date	Mar. 01, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	VA
Entity File Number	001-37389
Entity Tax Identification Number	26-1379210
Entity Address, Address Line One	814 East Main Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	344-8121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE